Investment (Tables)	6 Months Ended
Jun. 30, 2025
Investment [Abstract]
Schedule of Investment
	Equity investments accounted for using the equity method(i)	Equity investments without readily determinable fair values (ii)	Total
Balance as of December 31, 2024	$21,910,042	$479,498	$22,389,540
Additions	-	-	-
Gain from equity method investments	61,244	-	61,244
Foreign exchange translation	415,803	9,083	424,886
Balance as of June 30, 2025	$22,387,089	$488,581	$22,875,670

(i)	Equity investments accounted for using equity method
(ii)	Equity investments without readily determinable fair value